Oct. 28, 2022
TOUCHSTONE STRATEGIC TRUST | Touchstone Balanced Fund
TOUCHSTONE BALANCED FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Balanced Fund (the “Fund”) seeks capital appreciation and current income.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y		Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None		None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%	0.48%	0.48%		0.48%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None		None
Other Expenses	0.26%	0.27%	0.27%		33.50%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses(1)	1.00%	1.76%	0.76%		33.99%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%	0.00%		(33.34)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.00%	1.76%	0.76%	(3)	0.65%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y		Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None		None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%	0.48%	0.48%		0.48%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None		None
Other Expenses	0.26%	0.27%	0.27%		33.50%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses(1)	1.00%	1.76%	0.76%		33.99%
Fee Waiver and/or Expense Reimbursement(2)	0.00%	0.00%	0.00%		(33.34)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.00%	1.76%	0.76%	(3)	0.65%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Class R6	Class C
1 Year	$597	$279	$78	$66	$179
3 Years	$802	$554	$243	$5,253	$554
5 Years	$1,025	$954	$422	$7,868	$954
10 Years	$1,663	$2,073	$942	$10,047	$2,073

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Class R6	Class C
1 Year	$597	$279	$78	$66	$179
3 Years	$802	$554	$243	$5,253	$554
5 Years	$1,025	$954	$422	$7,868	$954
10 Years	$1,663	$2,073	$942	$10,047	$2,073

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities. The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income, as of the date of this prospectus.

        Allocations     Approximate Target Allocation
        Equity          60%
        Fixed-Income          40%

With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

With respect to fixed-income securities, the Fund will invest primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. Fort Washington Investment Advisors, Inc. ("Fort Washington"), the Fund's sub-advisor, investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative.

The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

Fort Washington, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class (or to additional asset classes) without prior approval from or notice to shareholders.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

•Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization ("NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

•Prepayment Risk: The risk that a debt security may be paid off and proceeds reinvested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

•U.S. Government Securities Risk: Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are generally neither issued nor guaranteed by the U.S. Treasury.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

•Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•Swap Agreements Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

•Forward Foreign Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

The Fund’s Performance
Before the Fund commenced operations, the assets and liabilities of the Sentinel Balanced Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with a blended index comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Balanced Fund - Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2020 14.80%	Worst Quarter: 1st Quarter 2020 (11.09)%
The return of the Fund's Class A shares for the nine months ended September 30, 2022 was (21.15)%.
Average Annual Total Returns* For the periods ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.Class R6 shares commenced operations on October 28, 2021 and do not have a full calendar year of performance. Class R6 shares would have had substantially similar annual returns to Class A, Class C and Class Y shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses.

	1 Year	5 Years	10 Years
Touchstone Balanced Fund - Class A
Return Before Taxes	8.28%	12.21%	10.49%
Return After Taxes on Distributions	7.57%	10.31%	8.97%
Return After Taxes on Distributions and Sale of Fund Shares	5.37%	9.29%	8.21%
Touchstone Balanced Fund - Class C
Return Before Taxes	12.09%	12.50%	10.37%
Touchstone Balanced Fund - Class Y**
Return Before Taxes	14.15%	13.61%	11.28%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	15.86%	12.62%	11.14%

TOUCHSTONE STRATEGIC TRUST | Touchstone Core Municipal Bond Fund
TOUCHSTONE CORE MUNICIPAL BOND FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Core Municipal Bond Fund (the “Fund”) seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.40%	0.40%	0.40%	0.40%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	1.04%	0.68%	0.32%
Total Annual Fund Operating Expenses	1.05%	2.44%	1.08%	0.72%
Fee Waiver and/or Expense Reimbursement(2)	(0.25)%	(0.89)%	(0.53)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	0.80%	1.55%	0.55%	0.48%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.40%	0.40%	0.40%	0.40%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.40%	1.04%	0.68%	0.32%
Total Annual Fund Operating Expenses	1.05%	2.44%	1.08%	0.72%
Fee Waiver and/or Expense Reimbursement(2)	(0.25)%	(0.89)%	(0.53)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	0.80%	1.55%	0.55%	0.48%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$404	$258	$56	$49	$158
3 Years	$624	$676	$291	$206	$676
5 Years	$862	$1,220	$544	$377	$1,220
10 Years	$1,544	$2,709	$1,269	$872	$2,709

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$404	$258	$56	$49	$158
3 Years	$624	$676	$291	$206	$676
5 Years	$862	$1,220	$544	$377	$1,220
10 Years	$1,544	$2,709	$1,269	$872	$2,709

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio. On October 28, 2021, the Fund changed its principal investment strategies and sub-advisor, as further described below. The portfolio turnover rate is higher for the most recent fiscal year as a result of these changes.
The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment goal by investing its assets primarily in high-quality, municipal debt, including general obligation bonds, revenue bonds, and pre-refunded municipal bonds. This includes, but is not limited to, municipal bonds that are issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. High-quality municipal debt is, for purposes of the Fund, considered to be debt with an underlying credit rating of investment grade (Baa3) or higher by Moody’s Investor Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by the sub-advisor to be of comparable quality.

The Fund has adopted a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders.

In managing the Fund’s portfolio, Sage Advisory Services, Ltd. Co. ("Sage" or the "sub-advisor"), the Fund's sub-advisor, seeks to exploit market inefficiencies using its income, price, and volatility framework:

•Income: Sage seeks to construct portfolios that generate consistent tax-free income by capturing diversified sources of credit, liquidity, and term premiums.
•Price: Sage seeks to control price sensitivity at the portfolio level by managing duration and yield curve positioning.
•Volatility: During periods when the price of bonds decline because of economic uncertainty or market stress, Sage seeks to identify and purchase bonds that are priced attractively relative to historical averages. Sage will add positions in a risk-controlled manner, meaning the bond is well-supported by Sage’s outlook and the risk associated with purchasing the bond is carefully considered along with the benefits including yield and the potential for the price to increase.

The Fund may invest in bonds of any maturity. The average duration of the Fund will vary based on the sub-advisor’s forecast for interest rates and will normally be within 25% (plus/minus) of the Bloomberg Municipal Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates.

Throughout the investment process, Sage analyzes each municipal issue for various environmental, social and governance (“ESG”) criteria. For this analysis, Sage uses a proprietary ESG framework to evaluate and score (the "Sage ESG Leaf Score") municipal projects for both their project impact and impact intensity and related controversies. The Fund does not have a minimum scoring threshold of their ESG framework for inclusion in the Fund, however, this analysis is used to evaluate the fundamental health and long-term credit risk of each issuer. Sage also engages with individual companies on ESG issues as required. The Fund may invest in a security that scores poorly on ESG criteria if the security scores highly on other factors such as valuation and strong fundamental health.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security’s duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

•Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization ("NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•Prepayment Risk: The risk that a debt security may be paid off and proceeds reinvested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

•U.S. Government Securities Risk: Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are generally neither issued nor guaranteed by the U.S. Treasury.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. The Fund may invest in securities whose interest is subject to state tax, federal regular income tax, or federal alternative minimum tax. Consult your tax professional for more information.
Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

ESG Investing Risk: The Fund's sub-advisor considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when selecting investments for Fund. The Fund’s ESG criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and municipalities. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

The Fund’s Performance
On December 16, 2016, the Touchstone Ohio Tax-Free Bond Fund, a series of Touchstone Tax-Free Trust (the "Predecessor Fund"), was reorganized into the Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund were substantially similar to those of the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund.  Financial and performance information prior to December 16, 2016 is that of the Predecessor Fund. On October 28, 2021, the Fund changed its name from the Touchstone Ohio Tax-Free Bond Fund to the Touchstone Core Municipal Bond Fund, and also changed its investment goal, principal investment strategies, diversification status and sub-advisor. The Fund's performance shown below might have differed if Sage had managed the Fund pursuant to its current strategies prior to October 28, 2021.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Municipal Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Core Municipal Bond Fund — Class A Shares Total Return as of December 31

Best Quarter: 1st Quarter 2014 3.25%	Worst Quarter: 2nd Quarter 2013 (3.31)%
The return of the Fund's Class A shares for the nine months ended September 30, 2022 was (12.14)%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception dates of Class Y shares and Institutional Class shares was August 30, 2016. Class Y and Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

	1 Year	5 Years	10 Years
Touchstone Core Municipal Bond Fund - Class A
Return Before Taxes	(2.10)%	2.33%	2.74%
Return After Taxes on Distributions	(2.11)%	2.33%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	(0.49)%	2.38%	2.76%
Touchstone Core Municipal Bond Fund - Class C
Return Before Taxes	(0.56)%	2.58%	2.63%
Touchstone Core Municipal Bond Fund - Class Y
Return Before Taxes	1.44%	3.61%	3.39%
Touchstone Core Municipal Bond Fund - Institutional Class
Return Before Taxes	1.49%	3.65%	3.41%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.52%	4.17%	3.72%

TOUCHSTONE STRATEGIC TRUST | Touchstone International Equity Fund
TOUCHSTONE INTERNATIONAL EQUITY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone International Equity Fund (the “Fund”) seeks growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.45%	1.01%	0.49%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.41%	2.72%	1.20%	1.35%
Fee Waiver and/or Expense Reimbursement(2)	(0.04)%	(0.72)%	(0.20)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.37%	2.00%	1.00%	0.90%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.45%	1.01%	0.49%	0.64%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(1)	1.41%	2.72%	1.20%	1.35%
Fee Waiver and/or Expense Reimbursement(2)	(0.04)%	(0.72)%	(0.20)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)(2)	1.37%	2.00%	1.00%	0.90%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$633	$303	$102	$92	$203
3 Years	$920	$776	$361	$383	$776
5 Years	$1,229	$1,376	$640	$696	$1,376
10 Years	$2,103	$2,999	$1,437	$1,585	$2,999

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$633	$303	$102	$92	$203
3 Years	$920	$776	$361	$383	$776
5 Years	$1,229	$1,376	$640	$696	$1,376
10 Years	$2,103	$2,999	$1,437	$1,585	$2,999

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities. The Fund invests primarily in common stocks of companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if Fort Washington Investment Advisors, Inc. ("Fort Washington"), the Fund's sub-advisor, feels that economic and business conditions make it appropriate to do so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the Fund's total assets are invested in securities of non-U.S. issuers selected by Fort Washington mainly for their long-term capital growth prospects. The remaining 25% may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") in bearer form, which are designed for use in non-U.S. securities markets.

Fort Washington employs a fundamental, bottom up approach to building the Fund's international equity portfolio. The process starts with a regular quantitative screening in order to narrow the investable universe, which seeks to identify businesses with high returns on capital, operating margins, and strong cash flow generation. Stocks are then analyzed based on the following five fundamental factors: business quality, valuation, growth, management, and balance sheet strength. The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions or for tax management purposes.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.
•Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

The Fund’s Performance
Before the Fund commenced operations, the assets and liabilities of the Sentinel International Equity Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI EAFE Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone International Equity Fund - Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2020 18.76%	Worst Quarter: 1st Quarter 2020 (26.96)%
The return of the Fund's Class A shares for the nine months ended September 30, 2022 was (23.73)%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	1 Year	5 Years	10 Years
Touchstone International Equity Fund - Class A
Return Before Taxes	(1.21)%	6.47%	6.82%
Return After Taxes on Distributions	(4.75)%	4.61%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	4.88%	5.26%
Touchstone International Equity Fund - Class C
Return Before Taxes	2.41%	6.50%	6.28%
Touchstone International Equity Fund - Class Y*
Return Before Taxes	4.30%	7.91%	7.79%
Touchstone International Equity Fund - Institutional Class**
Return Before Taxes	4.43%	7.99%	7.81%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	11.26%	9.55%	8.03%

TOUCHSTONE STRATEGIC TRUST | Touchstone International Growth Fund
TOUCHSTONE INTERNATIONAL GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone International Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.57%	1.82%	0.51%	0.52%
Total Annual Fund Operating Expenses	2.62%	3.62%	1.31%	1.32%
Fee Waiver and/or Expense Reimbursement(1)	(1.38)%	(1.63)%	(0.32)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.24%	1.99%	0.99%	0.89%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	1.57%	1.82%	0.51%	0.52%
Total Annual Fund Operating Expenses	2.62%	3.62%	1.31%	1.32%
Fee Waiver and/or Expense Reimbursement(1)	(1.38)%	(1.63)%	(0.32)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.24%	1.99%	0.99%	0.89%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$620	$302	$101	$91	$202
3 Years	$1,149	$958	$384	$376	$958
5 Years	$1,703	$1,735	$688	$682	$1,735
10 Years	$3,209	$3,774	$1,551	$1,553	$3,774

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$620	$302	$101	$91	$202
3 Years	$1,149	$958	$384	$376	$958
5 Years	$1,703	$1,735	$688	$682	$1,735
10 Years	$3,209	$3,774	$1,551	$1,553	$3,774

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will primarily invest its net assets (plus any borrowings for investment purposes) in equity securities of foreign issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions, the Fund primarily invests its assets directly in the securities of foreign issuers, and may also invest through, but not limited to, American Depository Receipts ("ADRs") and other depositary receipts. The Fund may generally invest up to 20% of its net assets in equity securities of non-foreign issuers. The Fund generally will contain 25 to 50 equity securities.

In determining whether an issuer is foreign, DSM Capital Partners LLC ("DSM"), the Fund's sub-advisor, will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by DSM. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States, including issuers in emerging market countries. The Fund may, from time to time, have significant exposure to one or more issuers, geographic regions or sectors of the global economy.

The Fund may focus its investments in a particular sector or sectors of the economy. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other emerging market countries, which involves certain additional risks and special considerations not typically associated with investment in more developed economies or markets. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index. As of September 30, 2022, the countries in the MSCI Emerging Markets Index included: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The country composition of the MSCI Emerging Markets Index can change over time.

DSM manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM normally holds securities with long-term investment horizons and does not engage in short-term frequent trading. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.
Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance
On September 11, 2020, the Touchstone International Growth Opportunities Fund, a series of the Trust (the "Predecessor Fund"), was reorganized into the Fund (the "Reorganization"). Effective September 12, 2020, the Fund changed its name to the Touchstone International Growth Fund and changed its principal investment strategies and sub-advisor to match those of the Predecessor Fund. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to September 12, 2020 included in the Fund’s prospectus is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with the MSCI All Country World Ex USA Index. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone International Growth Fund - Institutional Class Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2020 23.53%	Worst Quarter: 1st Quarter 2020 (19.22)%
The return for the Fund’s Institutional Class shares for the nine months ended September 30, 2022 was (32.07)%.
Average Annual Total ReturnsFor the periods ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Institutional Class shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception dates of the Fund's Class A shares, Class C shares, Class Y shares, and Institutional Class shares were August 15, 2016, August 15, 2016, August 15, 2016 and March 28, 2012, respectively. The performance of each share class was calculated using the historical performance of Institutional Class shares for periods prior to August 15, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Class Y shares.

	1 Year	5 Years	Since Inception (3/28/2012)
Touchstone International Growth - Institutional Class
Return Before Taxes	(4.67)%	12.74%	10.86%
Return After Taxes on Distributions	(4.67)%	11.85%	9.71%
Return After Taxes on Distributions and Sale of Fund Shares	(2.76)%	9.95%	8.55%
Touchstone International Growth - Class A
Return Before Taxes	(9.68)%	11.04%	9.87%
Touchstone International Growth - Class C
Return Before Taxes	(6.69)%	11.51%	9.72%
Touchstone International Growth - Class Y
Return Before Taxes	(4.70)%	12.61%	10.78%
MSCI All Country World Ex USA Index (reflects no deductions for fees, expenses or taxes)	7.82%	9.61%	6.27%

TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Focused Fund
TOUCHSTONE LARGE CAP FOCUSED FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Large Cap Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses
Liquidity Provider Expense	0.01%	0.01%	0.01%	0.01%	0.01%
Other Operating Expenses	0.21%	0.27%	0.25%	0.20%	2.49%
Total Other Expenses	0.22%	0.28%	0.26%	0.21%	2.50%
Total Annual Fund Operating Expenses	0.99%	1.80%	0.78%	0.73%	3.02%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	0.00%	(0.05)%	(0.03)%	(2.36)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.99%	1.80%	0.73%	0.70%	0.66%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses
Liquidity Provider Expense	0.01%	0.01%	0.01%	0.01%	0.01%
Other Operating Expenses	0.21%	0.27%	0.25%	0.20%	2.49%
Total Other Expenses	0.22%	0.28%	0.26%	0.21%	2.50%
Total Annual Fund Operating Expenses	0.99%	1.80%	0.78%	0.73%	3.02%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	0.00%	(0.05)%	(0.03)%	(2.36)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.99%	1.80%	0.73%	0.70%	0.66%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$596	$283	$75	$72	$67	$183
3 Years	$800	$566	$244	$230	$710	$566
5 Years	$1,020	$975	$428	$403	$1,379	$975
10 Years	$1,652	$2,116	$961	$904	$3,169	$2,116

Assuming No Redemption

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$596	$283	$75	$72	$67	$183
3 Years	$800	$566	$244	$230	$710	$566
5 Years	$1,020	$975	$428	$403	$1,379	$975
10 Years	$1,652	$2,116	$961	$904	$3,169	$2,116

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, Fort Washington Investment Advisors, Inc. (“Fort Washington”), the Fund’s sub-advisor, seeks to invest in companies that:

•Are trading below its estimate of the companies’ intrinsic value; and
•Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and, therefore may, from time to time, have significant exposure to a limited number of issuers.
The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.
As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.
Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.
The Fund’s Performance
Before the Fund commenced operations, the assets and liabilities of the Sentinel Common Stock Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Large Cap Focused Fund - Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2020 20.31%	Worst Quarter: 1st Quarter 2020 (17.79)%
The return of the Fund's Class A shares for the nine months ended September 30, 2022 was (23.63)%.
Average Annual Total Returns*For the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.Class R6 shares commenced operations on October 28, 2021 and do not have a full calendar year of performance. Class R6 shares would have had substantially similar annual returns to Class A, Class C, Class Y and Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses.

	1 Year	5 Years	10 Years
Touchstone Large Cap Focused Fund - Class A
Return Before Taxes	19.03%	18.11%	15.55%
Return After Taxes on Distributions	17.14%	15.38%	13.32%
Return After Taxes on Distributions and Sale of Fund Shares	12.46%	13.89%	12.32%
Touchstone Large Cap Focused Fund - Class C
Return Before Taxes	23.28%	18.37%	15.40%
Touchstone Large Cap Focused Fund - Class Y**
Return Before Taxes	25.61%	19.64%	16.47%
Touchstone Large Cap Focused Fund - Institutional Class***
Return Before Taxes	25.64%	19.71%	16.41%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	28.71%	18.47%	16.55%

TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Fund
TOUCHSTONE LARGE CAP FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Large Cap Fund (the “Fund”) seeks to provide investors with long-term capital growth.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses
Liquidity Provider Expense	0.02%	0.02%	0.02%	0.02%
Other Operating Expenses	0.61%	0.50%	0.26%	0.20%
Total Other Expenses	0.63%	0.52%	0.28%	0.22%
Total Annual Fund Operating Expenses	1.48%	2.12%	0.88%	0.82%
Fee Waiver and/or Expense Reimbursement(1)	(0.43)%	(0.32)%	(0.08)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%	1.80%	0.80%	0.70%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses
Liquidity Provider Expense	0.02%	0.02%	0.02%	0.02%
Other Operating Expenses	0.61%	0.50%	0.26%	0.20%
Total Other Expenses	0.63%	0.52%	0.28%	0.22%
Total Annual Fund Operating Expenses	1.48%	2.12%	0.88%	0.82%
Fee Waiver and/or Expense Reimbursement(1)	(0.43)%	(0.32)%	(0.08)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.05%	1.80%	0.80%	0.70%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$602	$283	$82	$72	$183
3 Years	$904	$633	$273	$250	$633
5 Years	$1,229	$1,110	$480	$443	$1,110
10 Years	$2,145	$2,427	$1,077	$1,002	$2,427

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$602	$283	$82	$72	$183
3 Years	$904	$633	$273	$250	$633
5 Years	$1,229	$1,110	$480	$443	$1,110
10 Years	$2,145	$2,427	$1,077	$1,002	$2,427

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of large capitalization U.S. listed companies. For purposes of the Fund, a large capitalization company has a market capitalization within the range represented in the Russell 1000® Index (between approximately $1.4 billion and $2.2 trillion as of September 30, 2022) at the time of purchase. The size of the companies in the Russell 1000® Index will change with market conditions.

London Company of Virginia d/b/a/ The London Company (“The London Company”), the Fund’s sub-advisor, seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. Guiding principles of The London Company’s large-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share; (2) balance sheet optimization; (3) optimal allocation of investments is essential to good investment results; and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold approximately 30 to 40 securities. The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. The London Company generally sells a security when: it becomes overvalued and has reached its price target; the issuer’s fundamentals deteriorate; there is significant trading activity by insiders; or there is a more promising alternative. The London Company may also sell a security to adjust the Fund’s overall portfolio risk.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with the Russell 1000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Large Cap Fund - Class A Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2020 16.74%	Worst Quarter: 1st Quarter 2020 (22.00)%
The return of the Fund’s Class A shares for the nine months ended September 30, 2022 was (23.05)%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	1 Year	5 Years	Since Inception (7/9/2014)
Touchstone Large Cap Fund - Class A
Return Before Taxes	19.34%	12.64%	10.01%
Return After Taxes on Distributions	18.57%	12.05%	9.57%
Return After Taxes on Distributions and Sale of Fund Shares	11.98%	10.02%	8.03%
Touchstone Large Cap Fund - Class C
Return Before Taxes	23.65%	13.13%	10.07%
Touchstone Large Cap Fund - Class Y
Return Before Taxes	25.85%	14.27%	11.15%
Touchstone Large Cap Fund - Institutional Class
Return Before Taxes	26.01%	14.39%	11.26%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.45%	18.43%	14.58%

TOUCHSTONE STRATEGIC TRUST | Touchstone Large Company Growth Fund
TOUCHSTONE LARGE COMPANY GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Large Company Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses
Liquidity Provider Expense	0.03%	0.03%	0.03%	0.03%
Other Operating Expenses	0.70%	2.61%	0.34%	0.21%
Total Other Expenses	0.73%	2.64%	0.37%	0.24%
Total Annual Fund Operating Expenses	1.58%	4.24%	0.97%	0.84%
Fee Waiver and/or Expense Reimbursement(1)	(0.51)%	(2.42)%	(0.15)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.07%	1.82%	0.82%	0.72%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses
Liquidity Provider Expense	0.03%	0.03%	0.03%	0.03%
Other Operating Expenses	0.70%	2.61%	0.34%	0.21%
Total Other Expenses	0.73%	2.64%	0.37%	0.24%
Total Annual Fund Operating Expenses	1.58%	4.24%	0.97%	0.84%
Fee Waiver and/or Expense Reimbursement(1)	(0.51)%	(2.42)%	(0.15)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.07%	1.82%	0.82%	0.72%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$604	$285	$84	$74	$185
3 Years	$926	$1,067	$294	$256	$1,067
5 Years	$1,272	$1,962	$522	$454	$1,962
10 Years	$2,243	$4,260	$1,176	$1,026	$4,260

Assuming No Redemption

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class C
1 Year	$604	$285	$84	$74	$185
3 Years	$926	$1,067	$294	$256	$1,067
5 Years	$1,272	$1,962	$522	$454	$1,962
10 Years	$2,243	$4,260	$1,176	$1,026	$4,260

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s portfolio generally will contain 25 to 35 equity securities. The Fund currently defines a large capitalization issuer as one that has a market capitalization of $10 billion or more at the time of purchase.

In addition, the Fund may invest up to 20% of its assets in equity securities of foreign issuers, including emerging markets, through, but not limited to, American Depositary Receipts ("ADRs") or other depositary receipts. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

DSM Capital Partners LLC ("DSM"), the Fund's sub–advisor, manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance
Before the Fund commenced operations, all of the assets and liabilities of the DSM Large Cap Growth Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on August 15, 2016. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and ten years compare with the Russell 1000® Growth Index and the S&P 500® Index. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Large Company Growth Fund — Institutional Class Shares Total Return as of December 31

Best Quarter: 2nd Quarter 2020 25.76%	Worst Quarter: 4th Quarter 2018 (13.37)%
The return of the Fund’s Institutional Class shares for the nine months ended September 30, 2022 was (29.40)%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Institutional Class shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception dates of Class A shares, Class C shares, and Class Y shares was August 15, 2016. The performance of each share class was calculated using the historical performance of Institutional Class shares for periods prior to August 15, 2016. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Class Y shares.

	1 Year	5 Years	10 Years
Touchstone Large Company Growth Fund - Institutional Class
Return Before Taxes	21.42%	23.02%	17.98%
Return After Taxes on Distributions	16.01%	20.22%	16.11%
Return After Taxes on Distributions and Sale of Fund Shares	15.82%	18.37%	14.83%
Touchstone Large Company Growth Fund - Class A
Return Before Taxes	14.96%	21.14%	16.91%
Touchstone Large Company Growth Fund - Class C
Return Before Taxes	19.11%	21.67%	16.73%
Touchstone Large Company Growth Fund - Class Y
Return Before Taxes	21.30%	22.89%	17.90%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	27.60%	25.32%	19.79%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	28.71%	18.47%	16.55%

TOUCHSTONE STRATEGIC TRUST | Touchstone Small Company Fund
TOUCHSTONE SMALL COMPANY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Small Company Fund (the “Fund”) seeks to provide investors with growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses
Liquidity Provider Expense	0.02%	0.02%	0.02%	0.02%	0.02%
Other Operating Expenses	0.23%	0.33%	0.28%	0.27%	0.18%
Total Other Expenses	0.25%	0.35%	0.30%	0.29%	0.20%
Total Annual Fund Operating Expenses	1.17%	2.02%	0.97%	0.96%	0.87%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	(0.05)%	(0.06)%	(0.15)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.17%	1.97%	0.91%	0.81%	0.81%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses
Liquidity Provider Expense	0.02%	0.02%	0.02%	0.02%	0.02%
Other Operating Expenses	0.23%	0.33%	0.28%	0.27%	0.18%
Total Other Expenses	0.25%	0.35%	0.30%	0.29%	0.20%
Total Annual Fund Operating Expenses	1.17%	2.02%	0.97%	0.96%	0.87%
Fee Waiver and/or Expense Reimbursement(1)	0.00%	(0.05)%	(0.06)%	(0.15)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.17%	1.97%	0.91%	0.81%	0.81%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$613	$300	$93	$83	$83	$200
3 Years	$853	$629	$303	$291	$272	$629
5 Years	$1,111	$1,083	$530	$516	$476	$1,083
10 Years	$1,849	$2,344	$1,184	$1,164	$1,067	$2,344

Assuming No Redemption

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$613	$300	$93	$83	$83	$200
3 Years	$853	$629	$303	$291	$272	$629
5 Years	$1,111	$1,083	$530	$516	$476	$1,083
10 Years	$1,849	$2,344	$1,184	$1,164	$1,067	$2,344

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund normally invests at least 80% of its assets in small–capitalization companies. For this purpose, small capitalization companies are companies that have market capitalizations within the range represented in the Russell 2000® Index (between approximately $15 million and $10.8 billion as of September 30, 2022). The market cap range of the Russell 2000® Index will change with market conditions. The Fund seeks to invest primarily in common stocks of small-capitalization companies that Fort Washington Investment Advisors, Inc. ("Fort Washington"), the Fund's sub-advisor, believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. At times the Fund may have less than 80% of its investments in companies within the market cap range of the Russell 2000® Index due to market appreciation.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.

The Fund’s Performance
Before the Fund commenced operations, the assets and liabilities of the Sentinel Small Company Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization on October 27, 2017 (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The performance information included prior to the Reorganization is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Company Fund - Class A Shares Total Return as of December 31

Best Quarter: 4th Quarter 2020 35.30%	Worst Quarter: 1st Quarter 2020 (30.77)%
The return of the Fund's Class A shares for the nine months ended September 30, 2022 was (22.76)%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

	1 Year	5 Years	10 Years
Touchstone Small Company Fund - Class A
Return Before Taxes	16.99%	12.38%	12.86%
Return After Taxes on Distributions	11.37%	9.75%	9.22%
Return After Taxes on Distributions and Sale of Fund Shares	12.31%	9.13%	9.35%
Touchstone Small Company Fund - Class C
Return Before Taxes	21.34%	12.68%	12.77%
Touchstone Small Company Fund - Class Y*
Return Before Taxes	23.69%	13.88%	13.78%
Touchstone Small Company Fund - Institutional Class**
Return Before Taxes	23.88%	13.88%	13.76%
Touchstone Small Company Fund - Class R6***
Return Before Taxes	23.67%	14.01%	13.77%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.82%	12.02%	13.23%

TOUCHSTONE STRATEGIC TRUST | Touchstone Value Fund
TOUCHSTONE VALUE FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Value Fund (the “Fund”) seeks to provide investors with long-term capital growth.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 77 and 78, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.28%	0.48%	0.28%	0.23%	7.51%
Total Annual Fund Operating Expenses	1.12%	2.07%	0.87%	0.82%	8.10%
Fee Waiver and/or Expense Reimbursement(2)	(0.04)%	(0.24)%	(0.04)%	(0.14)%	(7.47)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.08%	1.83%	0.83%	0.68%	0.63%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y	Institutional Class	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	None	1.00%	None	None	None
Wire Redemption Fee	Up to $15	Up to $15	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.28%	0.48%	0.28%	0.23%	7.51%
Total Annual Fund Operating Expenses	1.12%	2.07%	0.87%	0.82%	8.10%
Fee Waiver and/or Expense Reimbursement(2)	(0.04)%	(0.24)%	(0.04)%	(0.14)%	(7.47)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.08%	1.83%	0.83%	0.68%	0.63%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$605	$286	$85	$69	$64	$186
3 Years	$834	$626	$274	$248	$1,703	$626
5 Years	$1,082	$1,092	$478	$441	$3,242	$1,092
10 Years	$1,792	$2,381	$1,069	$1,001	$6,690	$2,381

Assuming No Redemption

	Assuming Redemption at End of Period					Assuming No Redemption
	Class A	Class C	Class Y	Institutional Class	Class R6	Class C
1 Year	$605	$286	$85	$69	$64	$186
3 Years	$834	$626	$274	$248	$1,703	$626
5 Years	$1,082	$1,092	$478	$441	$3,242	$1,092
10 Years	$1,792	$2,381	$1,069	$1,001	$6,690	$2,381

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
The Fund’s Principal Investment Strategies
The Fund normally invests in equity securities of large- and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or higher) that Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors (“Barrow Hanley”), the Fund’s sub-advisor, believes are undervalued. As part of this strategy, the Fund may invest up to 15% of its assets in foreign equity securities. Equity securities include common and preferred stocks and depositary receipts. Barrow Hanley uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.

Although the Fund may also focus its investments within certain sectors, Barrow Hanley uses risk management tools to prevent over-exposure to particular market segments. Barrow Hanley is a “bottom-up” value manager, meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the Federal Deposit Insurance Corporation (the "FDIC") or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, or as a result of irregular and/or unexpected trading activity among retail investors. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
•Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate. In addition, the Funds' service providers are susceptible to operational and information or cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•Depositary Receipts Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

The Fund’s Performance
Before the Fund commenced operations, the assets and liabilities of the Old Mutual Barrow Hanley Value Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Value Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Value Fund — Class A Shares Total Return as of December 31

Best Quarter: 4th Quarter 2020 19.05%	Worst Quarter: 1st Quarter 2020 (30.31)%
The return of the Fund’s Class A shares for the nine months ended September 30, 2022 was (15.03)%.
Average Annual Total Returns*For the Periods Ended December 31, 2021
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

The inception date of Class C shares was April 12, 2012. Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C shares.
Class R6 shares commenced operations on October 28, 2021 and do not have a full calendar year of performance. Class R6 shares would have had substantially similar annual returns to Class A, Class C, Class Y and Institutional Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses.

	1 Year	5 Years	10 Years
Touchstone Value Fund - Class A
Return Before Taxes	18.37%	10.28%	11.68%
Return After Taxes on Distributions	15.93%	8.21%	10.03%
Return After Taxes on Distributions and Sale of Fund Shares	12.25%	7.70%	9.20%
Touchstone Value Fund - Class C
Return Before Taxes	22.57%	10.76%	11.81%
Touchstone Value Fund - Class Y
Return Before Taxes	24.75%	11.90%	12.63%
Touchstone Value Fund - Institutional Class
Return Before Taxes	25.13%	12.05%	12.78%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	25.16%	11.16%	12.97%